LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities
Present value of liabilities	R$ 6,182,530	R$ 5,893,194	R$ 5,191,760
Number of leased ships available for chartering from third parties	2
Lands and farms
Lease Liabilities
Average rate - % p.a.	12.37%
Present value of liabilities	R$ 3,512,006
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.22%
Present value of liabilities	R$ 184,861
Buildings
Lease Liabilities
Average rate - % p.a.	10.38%
Present value of liabilities	R$ 78,541
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Present value of liabilities	R$ 2,402,672
Vehicles
Lease Liabilities
Average rate - % p.a.	10.04%
Present value of liabilities	R$ 4,450